Prospectus Supplement

September 22, 2015

The Universal Institutional Funds, Inc.

Supplement dated September 22, 2015 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2015

Emerging Markets Equity Portfolio (Class I)
(the "Portfolio")

The contractual advisory fee rate of the Portfolio and total expense ratio cap of the Portfolio's Class I shares have been decreased, effective September 30, 2015. Accordingly, effective September 30, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.95%
Distribution (12b-1) Fee	None
Other Expenses	0.45%
Total Annual Portfolio Operating Expenses**	1.40%
Fee Waiver and/or Expense Reimbursement**	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.35%

The footnote following the Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective September 30, 2015.

**  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$137	$428	$739	$1,624

The first sentence of the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.35% of average daily net assets.

Please retain this supplement for future reference.

Prospectus Supplement

September 22, 2015

The Universal Institutional Funds, Inc.

Supplement dated September 22, 2015 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2015

Emerging Markets Equity Portfolio (Class II)
(the "Portfolio")

The contractual advisory fee rate of the Portfolio and total expense ratio cap of the Portfolio's Class II shares have been decreased, effective September 30, 2015. Accordingly, effective September 30, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.95%
Distribution (12b-1) Fee**	0.25%
Other Expenses	0.45%
Total Annual Portfolio Operating Expenses***	1.65%
Fee Waiver and/or Expense Reimbursement***	0.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.40%

The footnotes following the Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" are hereby deleted in their entirety and replaced with the following:

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective September 30, 2015.

**  The Board of Directors approved an amendment to the Fund's Plan of Distribution reducing the Distribution (12b-1) Fee for the Portfolio's Class II shares from 0.35% to 0.25% effective May 1, 2015. The Distribution (12b-1) Fee shown in the table above has been restated to reflect such change.

***  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$143	$443	$766	$1,680

The first sentence of the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.40% of average daily net assets.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

September 22, 2015

The Universal Institutional Funds, Inc.

Supplement dated September 22, 2015 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2015

Emerging Markets Equity Portfolio (the "Portfolio")

The contractual advisory fee rate of the Portfolio and total expense ratio cap of each of the Portfolio's Class I and Class II shares have been decreased, effective September 30, 2015. Accordingly, effective September 30, 2015, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class II
Emerging Markets Equity	0.95% of the portion of the daily net assets not exceeding $500 million; 0.85% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.80% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; and 0.75% of the daily net assets exceeding $2.5 billion.	1.35%	1.40%

Please retain this supplement for future reference.